Notes Payable and Trade Payable - Notes Payable and Trade Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Notes payable	$ 366	$ 254
Trade payables	52,892	29,616
Notes payable and trade payable	$ 53,258	$ 29,870